Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	AMERICAN FUNDS INFLATION LINKED BOND FUND
Central Index Key	0001553197
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class A
Prospectus:
Trading Symbol	BFIAX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-F-1
Prospectus:
Trading Symbol	CNLFX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-1
Prospectus:
Trading Symbol	RILAX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-2
Prospectus:
Trading Symbol	RILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-3
Prospectus:
Trading Symbol	RILCX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-4
Prospectus:
Trading Symbol	RILDX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-5
Prospectus:
Trading Symbol	RILEX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-6
Prospectus:
Trading Symbol	RILFX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class B
Prospectus:
Trading Symbol	BFIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class C
Prospectus:
Trading Symbol	BFICX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class F-1
Prospectus:
Trading Symbol	BFIFX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class F-2
Prospectus:
Trading Symbol	BFIGX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-A
Prospectus:
Trading Symbol	CNLAX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-B
Prospectus:
Trading Symbol	CNLBX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-C
Prospectus:
Trading Symbol	CNLCX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-E
Prospectus:
Trading Symbol	CNLEX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-2E
Prospectus:
Trading Symbol	RILGX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class R-5E
Prospectus:
Trading Symbol	RILHX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class F-3
Prospectus:
Trading Symbol	FILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class 529-T
Prospectus:
Trading Symbol	TLIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND ® | Class T
Prospectus:
Trading Symbol	TILBX